Schedule of Investments(a)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–37.84%
Aerospace & Defense–0.37%
Bombardier, Inc. (Canada),
5.75%, 03/15/2022(b)	$663,000	$681,067
6.00%, 10/15/2022(b)	790,000	785,556
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	2,652,000	2,802,094
TransDigm, Inc., 6.25%, 03/15/2026(b)	420,000	444,761
Triumph Group, Inc., 7.75%, 08/15/2025	2,348,000	2,210,055
		6,923,533
Agricultural & Farm Machinery–0.22%
Titan International, Inc., 6.50%, 11/30/2023	4,268,000	4,038,147
Airlines–0.26%
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	3,280,000	3,805,580
7.38%, 01/15/2026	898,000	1,032,289
		4,837,869
Apparel Retail–0.36%
L Brands, Inc.,
6.88%, 11/01/2035	5,607,000	6,508,550
6.75%, 07/01/2036	190,000	217,431
		6,725,981
Auto Parts & Equipment–0.36%
Clarios Global L.P., 6.75%, 05/15/2025(b)	620,000	661,466
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,244,000	1,319,449
Dana, Inc.,
5.50%, 12/15/2024	1,302,000	1,329,667
5.38%, 11/15/2027	1,107,000	1,167,193
5.63%, 06/15/2028	245,000	261,631
Tenneco, Inc., 5.00%, 07/15/2026(c)	2,041,000	1,886,649
		6,626,055
Automobile Manufacturers–0.81%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	3,302,000	3,289,964
Ford Motor Co.,
8.50%, 04/21/2023	1,200,000	1,346,100
4.75%, 01/15/2043	1,475,000	1,490,567
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	37,000	38,203
5.13%, 06/16/2025	682,000	741,504
3.38%, 11/13/2025	811,000	825,355
5.11%, 05/03/2029	2,829,000	3,117,240
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	3,958,000	4,225,165
		15,074,098
	Principal Amount	Value
Automotive Retail–0.29%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$1,465,000	$1,497,523
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	489,000	509,120
4.63%, 12/15/2027(b)	990,000	1,046,306
4.38%, 01/15/2031(b)	297,000	314,928
Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,028,000	2,106,940
		5,474,817
Broadcasting–0.16%
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,318,000	2,536,356
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	849,000	472,167
		3,008,523
Cable & Satellite–1.35%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	4,303,000	4,445,214
5.00%, 02/01/2028(b)	4,065,000	4,274,347
4.50%, 08/15/2030(b)	290,000	305,769
CSC Holdings LLC,
5.50%, 05/15/2026(b)	623,000	646,961
4.63%, 12/01/2030(b)	5,365,000	5,479,731
DISH DBS Corp.,
5.88%, 11/15/2024	2,395,000	2,485,375
7.75%, 07/01/2026	169,000	183,566
DISH Network Corp., Conv., 3.38%, 08/15/2026	2,055,000	1,900,038
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(d)	2,049,000	1,429,177
8.50%, 10/15/2024(b)(d)	1,613,000	1,169,264
9.75%, 07/15/2025(b)(d)	746,000	542,044
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	2,081,000	2,181,148
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	16,000	16,730
		25,059,364
Casinos & Gaming–0.72%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	2,229,000	2,368,313
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(e)	375,000	243,750
MGM Resorts International,
7.75%, 03/15/2022	404,000	429,503
6.00%, 03/15/2023	703,000	751,331
4.63%, 09/01/2026	2,473,000	2,582,739
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	2,187,000	2,163,960

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	$626,000	$677,645
8.25%, 03/15/2026(b)	741,000	784,786
7.00%, 05/15/2028(b)	918,000	974,631
Station Casinos LLC, 4.50%, 02/15/2028(b)	2,375,000	2,331,953
		13,308,611
Coal & Consumable Fuels–0.24%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	4,358,000	4,464,226
Construction & Engineering–0.12%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	1,128,000	1,163,955
9.75%, 07/15/2028(b)	990,000	1,106,325
		2,270,280
Consumer Finance–0.74%
Navient Corp.,
7.25%, 01/25/2022	630,000	653,442
7.25%, 09/25/2023	2,349,000	2,591,241
5.00%, 03/15/2027	750,000	761,348
5.63%, 08/01/2033	3,100,000	2,967,242
OneMain Finance Corp.,
5.38%, 11/15/2029	2,219,000	2,446,447
4.00%, 09/15/2030	4,262,000	4,298,057
		13,717,777
Copper–0.43%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	2,424,000	2,508,913
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	4,368,000	5,435,430
		7,944,343
Data Processing & Outsourced Services–0.18%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	3,264,000	3,390,137
Department Stores–0.19%
Macy’s, Inc., 8.38%, 06/15/2025(b)	3,167,000	3,512,013
Distributors–0.19%
Core & Main Holdings L.P., 18.01% 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	3,499,000	3,570,799
Diversified Banks–0.80%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), 5.75%, 09/26/2023(b)	1,637,000	1,837,377
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	1,441,000	1,320,662
Credit Agricole S.A. (France), 8.13%(b)(f)(g)	1,939,000	2,348,463
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	1,250,000	1,314,607
	Principal Amount	Value
Diversified Banks–(continued)
Export-Import Bank of India (India), 3.88%, 02/01/2028(b)	$1,961,000	$2,150,021
Natwest Group PLC (United Kingdom), 6.00%(f)(g)	2,415,000	2,665,556
Vnesheconombank Via VEB Finance PLC (Russia),
5.94%, 11/21/2023(b)	1,450,000	1,608,140
6.80%, 11/22/2025(b)	1,418,000	1,699,863
		14,944,689
Diversified Capital Markets–0.14%
Credit Suisse Group AG (Switzerland), 7.50%(b)(f)(g)	2,445,000	2,667,446
Diversified Metals & Mining–0.34%
Corp. Nacional del Cobre de Chile (Chile),
5.63%, 09/21/2035(b)	1,450,000	1,966,943
6.15%, 10/24/2036(b)	1,390,000	1,932,570
5.63%, 10/18/2043(b)	95,000	129,214
4.88%, 11/04/2044(b)	105,000	131,454
4.50%, 08/01/2047(b)	1,740,000	2,079,494
		6,239,675
Diversified REITs–0.24%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	1,253,000	1,234,205
iStar, Inc., 4.75%, 10/01/2024	3,233,000	3,321,875
		4,556,080
Electric Utilities–0.20%
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	61,630	1,585,740
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	2,034,000	2,195,449
		3,781,189
Electrical Components & Equipment–0.23%
EnerSys, 5.00%, 04/30/2023(b)	2,194,000	2,313,299
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	1,798,000	1,932,850
		4,246,149
Electronic Components–0.02%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	361,000	370,942
Environmental & Facilities Services–0.18%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	1,424,000	1,403,096
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,846,000	1,906,189
		3,309,285
Food Distributors–0.10%
Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,904,052
Food Retail–0.26%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	810,000	810,000
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	1,355,000	1,447,817
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Food Retail–(continued)
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	$2,571,000	$2,651,344
		4,909,161
Health Care Equipment–0.07%
Hologic, Inc., 3.25%, 02/15/2029(b)	1,208,000	1,229,895
Health Care Facilities–0.53%
Acadia Healthcare Co., Inc.,
6.50%, 03/01/2024	1,477,000	1,512,662
5.00%, 04/15/2029(b)	2,211,000	2,332,605
Encompass Health Corp., 4.75%, 02/01/2030	2,095,000	2,256,902
HCA, Inc.,
5.38%, 02/01/2025	743,000	835,299
5.88%, 02/15/2026	1,322,000	1,513,690
5.38%, 09/01/2026	1,261,000	1,438,851
		9,890,009
Health Care Services–1.11%
Akumin, Inc., 7.00%, 11/01/2025(b)	3,080,000	3,245,550
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	1,704,000	1,796,996
8.00%, 03/15/2026(b)	1,866,000	2,007,816
8.00%, 12/15/2027(b)	765,000	834,328
DaVita, Inc.,
4.63%, 06/01/2030(b)	863,000	906,966
3.75%, 02/15/2031(b)	3,301,000	3,280,369
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	3,056,000	3,161,432
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	3,021,000	3,145,042
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	2,178,000	2,262,397
		20,640,896
Homebuilding–0.29%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	2,320,000	2,618,259
Meritage Homes Corp.,
6.00%, 06/01/2025	589,000	668,147
5.13%, 06/06/2027	328,000	369,328
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	958,000	1,037,035
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	600,000	637,938
		5,330,707
Hotel & Resort REITs–0.08%
Service Properties Trust, 4.95%, 10/01/2029	1,581,000	1,498,345
Hotels, Resorts & Cruise Lines–0.20%
Carnival Corp.,
11.50%, 04/01/2023(b)	1,241,000	1,409,832
10.50%, 02/01/2026(b)	1,996,000	2,317,855
		3,727,687
	Principal Amount	Value
Household Products–0.19%
Energizer Holdings, Inc.,
4.75%, 06/15/2028(b)	$245,000	$255,657
4.38%, 03/31/2029(b)	3,156,000	3,231,744
		3,487,401
Independent Power Producers & Energy Traders–0.29%
Calpine Corp.,
5.13%, 03/15/2028(b)	608,000	630,140
3.75%, 03/01/2031(b)	2,521,000	2,455,454
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	2,118,000	2,281,722
		5,367,316
Industrial Machinery–0.52%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	3,859,000	3,796,696
EnPro Industries, Inc., 5.75%, 10/15/2026	2,826,000	3,012,686
Mueller Industries, Inc., 6.00%, 03/01/2027	2,847,000	2,914,075
		9,723,457
Integrated Oil & Gas–1.31%
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,000,000	1,388,940
Occidental Petroleum Corp.,
2.90%, 08/15/2024	952,000	922,250
8.50%, 07/15/2027	750,000	882,431
6.38%, 09/01/2028	1,193,000	1,302,607
3.50%, 08/15/2029	1,058,000	983,009
6.13%, 01/01/2031	2,477,000	2,699,187
6.45%, 09/15/2036	249,000	273,620
4.10%, 02/15/2047	2,302,000	1,914,976
Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030	3,100,000	3,119,375
6.63%, 06/15/2035	3,555,000	3,347,032
7.69%, 01/23/2050	4,600,000	4,356,108
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	3,229,574
		24,419,109
Integrated Telecommunication Services–0.84%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	5,050,000	5,288,360
Embarq Corp., 8.00%, 06/01/2036	2,050,000	2,515,791
Frontier Communications Corp.,
10.50%, 09/15/2022(d)	5,204,000	2,774,382
11.00%, 09/15/2025(d)	1,784,000	944,405
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	2,399,000	2,416,705
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	1,267,000	1,677,787
		15,617,430
Interactive Media & Services–0.42%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	1,647,000	1,674,530
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,003,000	2,428,676
6.63%, 08/15/2027(b)(c)	2,352,000	1,496,460
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	$2,253,000	$2,257,224
		7,856,890
Internet & Direct Marketing Retail–0.12%
QVC, Inc., 5.45%, 08/15/2034	2,069,000	2,208,657
Investment Banking & Brokerage–0.31%
MDGH - GMTN B.V. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,410,985
3.75%, 04/19/2029(b)	1,740,000	1,986,955
NFP Corp., 6.88%, 08/15/2028(b)	2,265,000	2,383,686
		5,781,626
IT Consulting & Other Services–0.13%
Gartner, Inc.,
4.50%, 07/01/2028(b)	1,310,000	1,383,295
3.75%, 10/01/2030(b)	967,000	995,391
		2,378,686
Managed Health Care–0.21%
Centene Corp.,
5.38%, 06/01/2026(b)	736,000	770,739
5.38%, 08/15/2026(b)	645,000	678,056
4.63%, 12/15/2029	839,000	931,290
3.00%, 10/15/2030	1,434,000	1,501,685
		3,881,770
Marine Ports & Services–0.22%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	3,000,000	4,059,150
Movies & Entertainment–0.20%
Netflix, Inc.,
5.88%, 11/15/2028	2,754,000	3,459,712
5.38%, 11/15/2029(b)	270,000	337,838
		3,797,550
Multi-Utilities–0.28%
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	86,498	2,218,674
DTE Energy Co.,
Series B, Investment Units, 5.38%, 06/01/2076	35,820	918,425
Series F, Investment Units, 6.00%, 12/15/2076	33,432	888,622
Series E, Investment Units, 5.25%, 12/01/2077	47,761	1,249,905
		5,275,626
Oil & Gas Drilling–0.39%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(d)	462,000	66,664
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,705,000	1,732,706
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	144,000	143,730
5.25%, 11/15/2024	1,351,000	1,247,142
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	$2,000,000	$2,110,000
6.88%, 04/15/2040(b)	1,577,000	1,762,298
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(d)	2,387,000	182,009
		7,244,549
Oil & Gas Equipment & Services–0.34%
Oil and Gas Holding Co. BSCC (The) (Bahrain), 7.50%, 10/25/2027(b)	1,000,000	1,136,875
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	2,360,000	2,460,473
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	2,500,000	2,654,225
		6,251,573
Oil & Gas Exploration & Production–1.64%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,856,000	2,927,400
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(b)	1,811,000	2,049,835
8.25%, 12/31/2028(b)	291,000	296,699
CNX Resources Corp.,
7.25%, 03/14/2027(b)	2,206,000	2,374,869
6.00%, 01/15/2029(b)	1,105,000	1,144,034
Comstock Resources, Inc., 9.75%, 08/15/2026	2,138,000	2,276,970
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	12,000	11,303
6.25%, 05/15/2026	812,000	729,351
7.75%, 02/01/2028	1,691,000	1,570,516
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	3,522,000	3,727,896
5.75%, 02/01/2029(b)	721,000	734,479
QEP Resources, Inc., 5.63%, 03/01/2026	3,394,000	3,789,740
Range Resources Corp., 8.25%, 01/15/2029(b)	3,320,000	3,492,225
SM Energy Co.,
10.00%, 01/15/2025(b)	1,700,000	1,888,062
6.75%, 09/15/2026	725,000	655,672
6.63%, 01/15/2027	1,154,000	1,029,945
Southwestern Energy Co., 7.75%, 10/01/2027	1,660,000	1,754,413
		30,453,409
Oil & Gas Refining & Marketing–0.43%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	925,000	918,072
9.25%, 07/15/2024(b)	1,703,000	1,883,944
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	2,391,000	2,515,033
Petroliam Nasional Bhd. (Malaysia), 7.63%, 10/15/2026(b)	1,920,000	2,606,696
		7,923,745
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–1.09%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	$1,587,000	$1,937,053
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	220,000	220,000
5.75%, 03/01/2027(b)	155,000	154,874
5.75%, 01/15/2028(b)	2,174,000	2,178,076
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	1,850,000	1,961,009
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	2,235,000	2,395,641
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	2,339,000	2,357,303
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	3,343,000	2,591,911
Southern Gas Corridor CJSC (Azerbaijan), 6.88%, 03/24/2026(b)	2,800,000	3,379,292
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	927,000	972,780
5.50%, 03/01/2030	1,638,000	1,742,930
4.88%, 02/01/2031(b)	367,000	383,515
		20,274,384
Other Diversified Financial Services–0.21%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	2,410,000	2,485,915
8.50%, 10/30/2025(b)	415,000	441,560
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	1,037,000	1,074,125
		4,001,600
Packaged Foods & Meats–0.69%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	1,968,000	2,238,285
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,581,000	2,178,145
5.00%, 06/04/2042	1,744,000	2,018,441
5.50%, 06/01/2050	2,393,000	2,951,921
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	664,000	707,459
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	1,905,000	2,024,062
4.63%, 04/15/2030(b)	654,000	678,669
		12,796,982
Paper Products–0.31%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	2,178,000	2,218,837
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	3,255,000	3,463,125
		5,681,962
Pharmaceuticals–0.58%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	1,278,000	1,306,934
	Principal Amount	Value
Pharmaceuticals–(continued)
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	$913,000	$936,336
5.50%, 11/01/2025(b)	490,000	505,043
9.00%, 12/15/2025(b)	1,632,000	1,794,506
5.75%, 08/15/2027(b)	135,000	145,547
6.25%, 02/15/2029(b)	1,522,000	1,634,658
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	849,000	971,574
6.00%, 06/30/2028(b)	10,000	8,389
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	3,288,000	3,549,824
		10,852,811
Publishing–0.18%
Meredith Corp., 6.88%, 02/01/2026	3,312,000	3,355,139
Railroads–0.23%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,922,000
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	2,357,000	2,353,806
		4,275,806
Renewable Electricity–0.04%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	769,000	824,868
Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	693,000	742,810
10.25%, 02/15/2027(b)	583,000	652,852
		1,395,662
Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	2,850,000	2,832,187
IRB Holding Corp.,
7.00%, 06/15/2025(b)	429,000	466,686
6.75%, 02/15/2026(b)	283,000	291,977
		3,590,850
Security & Alarm Services–0.14%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	245,000	260,772
4.63%, 10/15/2027(b)	2,167,000	2,257,895
		2,518,667
Sovereign Debt–13.00%
Abu Dhabi Government International Bond (United Arab Emirates),
2.50%, 04/16/2025(b)	600,000	640,099
3.13%, 09/30/2049(b)	1,090,000	1,145,568
Angolan Government International Bond (Angola),
9.50%, 11/12/2025(b)	2,220,000	2,366,001
9.13%, 11/26/2049(b)	1,140,000	1,111,456
Argentine Republic Government International Bond (Argentina), 0.50%, 07/09/2030(h)	8,545,000	3,289,825
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Bahrain Government International Bond (Bahrain), 6.13%, 07/05/2022(b)	$2,800,000	$2,937,956
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	699,000	637,844
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	4,600,000	5,026,949
5.63%, 01/07/2041	910,000	1,009,418
Chile Government International Bond (Chile),
3.13%, 01/21/2026	1,820,000	2,013,848
3.24%, 02/06/2028	200,000	224,471
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	5,239,535
4.50%, 03/15/2029	1,640,000	1,869,305
7.38%, 09/18/2037	3,500,000	4,908,750
6.13%, 01/18/2041	1,950,000	2,506,725
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,169,350
7.16%, 03/12/2045(b)	800,000	795,000
Croatia Government International Bond (Croatia),
5.50%, 04/04/2023(b)	2,264,000	2,500,454
6.00%, 01/26/2024(b)	1,000,000	1,153,985
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)	2,228,000	2,567,213
7.45%, 04/30/2044(b)	2,935,000	3,699,567
6.85%, 01/27/2045(b)	2,902,000	3,431,615
6.40%, 06/05/2049(b)	935,000	1,051,875
Ecuador Government International Bond (Ecuador), 5.00%, 07/31/2030(b)(h)	3,135,000	1,685,062
Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	225,881
8.50%, 01/31/2047(b)	2,896,000	3,195,684
7.90%, 02/21/2048(b)	1,200,000	1,257,488
8.70%, 03/01/2049(b)	2,110,000	2,357,630
El Salvador Government International Bond (El Salvador),
7.65%, 06/15/2035(b)	1,110,000	1,093,350
7.12%, 01/20/2050(b)	1,120,000	1,039,920
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	866,826
8.13%, 03/26/2032(b)	2,590,000	2,721,261
8.95%, 03/26/2051(b)	738,000	756,003
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	329,203
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	1,210,000	1,383,339
Principal Amount		Value
Sovereign Debt–(continued)
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	$5,230,000	$8,584,287
6.63%, 02/17/2037(b)	1,100,000	1,568,440
7.75%, 01/17/2038(b)	830,000	1,307,835
6.75%, 01/15/2044(b)	3,030,000	4,658,804
5.95%, 01/08/2046(b)	420,000	600,971
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	730,964
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,921,600
Jordan Government International Bond (Jordan),
6.13%, 01/29/2026(b)	1,000,000	1,118,275
5.75%, 01/31/2027(b)	1,200,000	1,327,440
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,834,044
6.50%, 07/21/2045(b)	700,000	1,105,480
Kenya Government International Bond (Kenya),
6.88%, 06/24/2024(b)	1,100,000	1,217,951
7.25%, 02/28/2028(b)	1,100,000	1,233,022
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	3,090,000	3,498,646
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	280,989
Mexico Government International Bond (Mexico),
4.15%, 03/28/2027	2,500,000	2,864,087
5.55%, 01/21/2045	500,000	623,130
4.60%, 01/23/2046	1,050,000	1,159,520
5.75%, 10/12/2110	420,000	521,558
Series A, 6.05%, 01/11/2040	3,682,000	4,715,004
Mongolia Government International Bond (Mongolia), 8.75%, 03/09/2024(b)	1,716,000	1,993,134
Nigeria Government International Bond (Nigeria),
8.75%, 01/21/2031(b)	2,550,000	2,973,746
7.88%, 02/16/2032(b)	2,470,000	2,710,133
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,385,994
5.63%, 01/17/2028(b)	3,725,000	3,869,157
6.75%, 01/17/2048(b)	2,054,000	2,034,015
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	1,819,482
Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,725,000	4,109,643
7.13%, 01/29/2026	1,110,000	1,417,825
3.88%, 03/17/2028	1,000,000	1,132,355
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	1,163,510
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	$300,000	$339,609
4.15%, 03/29/2027(b)	2,600,000	2,965,040
Peruvian Government International Bond (Peru),
7.35%, 07/21/2025	600,000	764,187
2.84%, 06/20/2030	1,170,000	1,273,615
8.75%, 11/21/2033	721,000	1,215,570
6.55%, 03/14/2037	1,084,000	1,619,827
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	110,939
10.63%, 03/16/2025	3,444,000	4,857,289
9.50%, 02/02/2030	80,000	131,596
6.38%, 10/23/2034	850,000	1,245,573
3.95%, 01/20/2040	900,000	1,059,749
Qatar Government International Bond (Qatar),
4.00%, 03/14/2029(b)	1,200,000	1,411,350
5.75%, 01/20/2042(b)	2,330,000	3,422,176
5.10%, 04/23/2048(b)	4,660,000	6,439,398
4.82%, 03/14/2049(b)	2,100,000	2,823,511
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	743,000	791,849
Republic of Poland Government International Bond (Poland), 3.00%, 03/17/2023	599,000	632,841
Republic of South Africa Government International Bond (South Africa),
5.88%, 06/22/2030	3,200,000	3,528,499
5.75%, 09/30/2049	1,800,000	1,739,745
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	910,007
6.13%, 01/22/2044(b)	2,000,000	2,762,616
Russian Foreign Bond - Eurobond (Russia),
12.75%, 06/24/2008(b)	3,060,000	5,191,856
4.75%, 05/27/2026(b)	3,200,000	3,684,557
4.25%, 06/23/2027(b)	2,800,000	3,188,732
5.63%, 04/04/2042(b)	1,600,000	2,166,944
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	549,360
3.63%, 03/04/2028(b)	3,100,000	3,471,845
4.38%, 04/16/2029(b)	538,000	633,159
4.63%, 10/04/2047(b)	4,640,000	5,571,888
5.00%, 04/17/2049(b)	1,548,000	1,968,390
5.25%, 01/16/2050(b)	2,680,000	3,534,893
Slovakia Government International Bond (Slovakia), 4.38%, 05/21/2022(b)	1,658,000	1,749,515
Sri Lanka Government International Bond (Sri Lanka),
6.83%, 07/18/2026(b)	2,510,000	1,549,925
6.20%, 05/11/2027(b)	2,100,000	1,275,750
6.75%, 04/18/2028(b)	1,776,000	1,074,480
7.85%, 03/14/2029(b)	1,041,000	636,311
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)	1,730,000	1,885,700
	Principal Amount	Value
Sovereign Debt–(continued)
Turkey Government International Bond (Turkey),
4.88%, 10/09/2026	$326,000	$331,074
6.00%, 03/25/2027	1,890,000	2,011,310
7.63%, 04/26/2029	2,430,000	2,808,825
11.88%, 01/15/2030	1,920,000	2,790,269
8.00%, 02/14/2034	1,580,000	1,861,588
6.88%, 03/17/2036	1,218,000	1,303,880
7.25%, 03/05/2038	1,170,000	1,292,499
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2022(b)	657,000	698,637
7.75%, 09/01/2023(b)	650,000	708,699
7.75%, 09/01/2024(b)	650,000	719,287
7.75%, 09/01/2026(b)	4,450,000	5,010,878
7.75%, 09/01/2027(b)	1,090,000	1,222,241
9.75%, 11/01/2028(b)	900,000	1,094,675
Uruguay Government International Bond (Uruguay),
4.50%, 08/14/2024	2,550,000	2,813,020
7.88%, 01/15/2033	1,430,000	2,280,593
Vietnam Government International Bond (Vietnam), 4.80%, 11/19/2024(b)	1,000,000	1,130,000
		241,945,263
Specialized Consumer Services–0.09%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	1,473,000	1,732,336
Specialized REITs–0.19%
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	2,923,000	2,646,776
7.63%, 01/15/2026(b)	893,000	936,534
		3,583,310
Specialty Chemicals–0.08%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	1,444,000	1,478,021
Steel–0.31%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	1,491,000	1,755,101
6.25%, 10/01/2040	594,000	566,851
Commercial Metals Co., 3.88%, 02/15/2031	3,285,000	3,367,125
		5,689,077
Systems Software–0.40%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,918,000	2,050,054
Camelot Finance S.A., 4.50%, 11/01/2026(b)	3,109,000	3,239,189
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	2,173,000	2,202,879
		7,492,122
Technology Hardware, Storage & Peripherals–0.12%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	1,592,000	1,655,043
8.10%, 07/15/2036(b)	357,000	522,520
		2,177,563
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Textiles–0.13%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	$2,783,000	$2,396,859
Thrifts & Mortgage Finance–0.00%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	57,000	64,125
Trading Companies & Distributors–0.09%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(f)	1,615,000	1,683,637
Wireless Telecommunication Services–0.08%
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(d)	883,000	73,951
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(d)	277,000	70,115
Sprint Corp.,
7.63%, 02/15/2025	667,000	797,899
7.63%, 03/01/2026	518,000	639,220
		1,581,185
Total U.S. Dollar Denominated Bonds & Notes (Cost $678,021,114)		704,312,953
	Shares
Preferred Stocks–21.04%
Alternative Carriers–0.28%
Qwest Corp., 6.50%, Pfd.	113,015	2,901,095
Qwest Corp., 6.75%, Pfd.	73,805	1,924,096
Qwest Corp., 7.00%, Pfd.	15,000	379,200
		5,204,391
Asset Management & Custody Banks–0.83%
Affiliated Managers Group, Inc., 5.88%, Pfd.	32,437	883,908
Affiliated Managers Group, Inc., 4.75%, Pfd.	29,793	779,981
Allied Capital Corp., 6.88%, Pfd.	24,868	643,832
Apollo Global Management, Inc., 6.38%, Series A, Pfd.	29,734	789,438
Apollo Global Management, Inc., 6.38%, Series B, Pfd.	32,437	873,528
Ares Management Corp., 7.00%, Series A, Pfd.	33,518	866,105
Brightsphere Investment Group, Inc., 5.13%, Pfd.	13,515	339,902
KKR & Co., Inc., 6.75%, Series A, Pfd.	37,302	962,019
KKR & Co., Inc., 6.50%, Series B, Pfd.	16,759	433,723
Legg Mason, Inc., 6.38%, Pfd.	21,374	540,976
Legg Mason, Inc., 5.45%, Pfd.	63,237	1,618,235
Northern Trust Corp., 4.70%, Series E, Pfd.	43,249	1,159,073
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	19,462	536,567
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	25,409	699,002
Prospect Capital Corp., 6.25%, Pfd.	25,349	639,809
State Street Corp., 5.35%, Series G, Pfd.(f)	53,053	1,514,663
Shares		Value
Asset Management & Custody Banks–(continued)
State Street Corp., 5.90%, Series D, Pfd.(f)	79,580	$2,256,093
		15,536,854
Automobile Manufacturers–0.23%
Ford Motor Co., 6.20%, Pfd.	81,092	2,132,720
Ford Motor Co., 6.00%, Pfd.	86,498	2,243,758
		4,376,478
Consumer Finance–0.75%
Capital One Financial Corp., 5.20%, Series G, Pfd.	68,081	1,755,809
Capital One Financial Corp., 6.00%, Series H, Pfd.	54,061	1,421,804
Capital One Financial Corp., 5.00%, Series I, Pfd.	159,159	4,158,825
Capital One Financial Corp., 4.80%, Series J, Pfd.	134,973	3,421,565
Capital One Financial Corp., 4.63%, Series K, Pfd.	10,000	256,900
Navient Corp., 6.00%, Pfd.	32,437	791,463
Synchrony Financial, 5.63%, Series A, Pfd.	79,580	2,114,441
		13,920,807
Department Stores–0.03%
Dillard’s Capital Trust I, 7.50%, Pfd.	21,625	549,059
Diversified Banks–4.74%
Bank of America Corp., 6.00%, Series EE, Pfd.	106,975	2,724,653
Bank of America Corp., 6.00%, Series GG, Pfd.	167,475	4,562,019
Bank of America Corp., 5.88%, Series HH, Pfd.	113,350	3,100,122
Bank of America Corp., 5.38%, Series KK, Pfd.	172,053	4,671,239
Bank of America Corp., 5.00%, Series LL, Pfd.	163,200	4,378,656
Bank of America Corp., 4.38%, Series NN, Pfd.	120,000	3,042,000
Citigroup, Inc., 6.30%, Series S, Pfd.	111,907	2,798,794
Citigroup, Inc., 7.13%, Series J, Pfd.(f)	102,717	2,875,049
Citigroup, Inc., 6.88%, Series K, Pfd.(f)	158,644	4,499,144
JPMorgan Chase & Co., 6.10%, Series AA, Pfd.	151,201	3,840,505
JPMorgan Chase & Co., 6.15%, Series BB, Pfd.	124,341	3,158,261
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	179,982	4,868,513
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	196,296	5,372,622
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	97,310	2,549,522
U.S. Bancorp, 5.50%, Series K, Pfd.	72,394	1,973,460
U.S. Bancorp, 6.50%, Series F, Pfd.(f)	125,532	3,286,428
U.S. Bancorp, 3.75%, Series L, Pfd.	55,000	1,347,500
Wells Fargo & Co., 5.70%, Series W, Pfd.	114,273	2,891,107
Wells Fargo & Co., 5.50%, Series X, Pfd.	164,223	4,243,522
Wells Fargo & Co., 5.63%, Series Y, Pfd.	89,537	2,335,125
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co., 5.20%, Pfd.	85,514	$2,154,098
Wells Fargo & Co., 5.13%, Series O, Pfd.	74,112	1,869,846
Wells Fargo & Co., 5.25%, Series P, Pfd.	71,262	1,799,366
Wells Fargo & Co., 5.85%, Series Q, Pfd.(f)	186,634	4,940,202
Wells Fargo & Co., 6.63%, Series R, Pfd.(f)	95,248	2,737,428
Wells Fargo & Co., 4.75%, Series Z, Pfd.	120,464	3,014,009
Wells Fargo & Co., 4.70%, Series AA, Pfd.	125,000	3,150,000
		88,183,190
Diversified Chemicals–0.03%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	4,522	494,707
Diversified REITs–0.26%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	18,000	467,460
iStar, Inc., 8.00%, Series D, Pfd.	10,812	277,652
iStar, Inc., 7.50%, Series I, Pfd.	13,515	339,632
PS Business Parks, Inc., 5.20%, Series W, Pfd.	20,516	529,313
PS Business Parks, Inc., 5.25%, Series X, Pfd.	24,868	649,303
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	21,625	567,873
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	35,140	928,399
VEREIT, Inc., 6.70%, Series F, Pfd.	44,392	1,132,440
		4,892,072
Electric Utilities–1.44%
Alabama Power Co., 5.00%, Series A, Pfd.	27,031	742,001
Duke Energy Corp., 5.13%, Pfd.	54,061	1,396,936
Duke Energy Corp., 5.63%, Pfd.	54,061	1,476,947
Duke Energy Corp., 5.75%, Series A, Pfd.	108,123	3,013,388
Entergy Arkansas LLC, 4.88%, Pfd.	43,955	1,136,237
Entergy Louisiana LLC, 4.88%, Pfd.	32,238	847,215
Entergy Mississippi LLC, 4.90%, Pfd.	29,645	779,071
Entergy New Orleans LLC, 5.50%, Pfd.	13,134	338,069
Georgia Power Co., 5.00%, Series 2017A, Pfd.	29,193	808,354
Interstate Power and Light Co., 5.10%, Series D, Pfd.	21,625	566,575
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	74,334	2,084,325
PPL Capital Funding, Inc., 5.90%, Series B, Pfd.	48,655	1,248,487
SCE Trust II, 5.10%, Pfd.	15,526	388,150
SCE Trust III, 5.75%, Series H, Pfd.(f)	27,902	678,577
SCE Trust IV, 5.38%, Series J, Pfd.(f)	32,020	774,884
SCE Trust V, 5.45%, Series K, Pfd.(f)	28,611	730,439
SCE Trust VI, 5.00%, Pfd.	66,986	1,645,176
Southern Co. (The), 5.25%, Pfd.	96,383	2,484,754
Southern Co. (The), 5.25%, Pfd.	61,488	1,644,189
Shares		Value
Electric Utilities–(continued)
Southern Co. (The), 4.95%, Series 2020, Pfd.	89,324	$2,331,356
Southern Co. (The), 4.20%, Series C, Pfd.	70,000	1,753,500
		26,868,630
Gas Utilities–0.08%
South Jersey Industries, Inc., 5.63%, Pfd.	23,880	612,283
Spire, Inc., 5.90%, Series A, Pfd.	29,850	822,368
		1,434,651
Health Care REITs–0.09%
Diversified Healthcare Trust, 5.63%, Pfd.	68,801	1,620,952
Integrated Telecommunication Services–0.76%
AT&T, Inc., 5.35%, Pfd.	140,325	3,748,081
AT&T, Inc., 5.63%, Pfd.	87,537	2,407,267
AT&T, Inc., 5.00%, Series A, Pfd.	127,327	3,305,409
AT&T, Inc., 4.75%, Series C, Pfd.	185,686	4,725,709
		14,186,466
Internet & Direct Marketing Retail–0.40%
eBay, Inc., 6.00%, Pfd.	81,092	2,088,119
Qurate Retail, Inc., 8.00%, Pfd.	35,000	3,502,100
QVC, Inc., 6.38%, Pfd.	18,437	470,144
QVC, Inc., 6.25%, Pfd.	53,080	1,329,123
		7,389,486
Investment Banking & Brokerage–1.40%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	25,000	628,000
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	81,092	2,095,417
Charles Schwab Corp. (The), 6.00%, Series C, Pfd.	64,874	1,658,828
Goldman Sachs Group, Inc. (The), 6.30%, Series N, Pfd.	72,983	1,853,039
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.(f)	108,123	2,849,041
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(f)	75,686	2,160,835
Morgan Stanley, 5.85%, Series K, Pfd.(f)	106,106	3,034,632
Morgan Stanley, 7.13%, Series E, Pfd.(f)	91,517	2,638,435
Morgan Stanley, 6.88%, Series F, Pfd.(f)	90,190	2,551,475
Morgan Stanley, 6.38%, Series I, Pfd.(f)	106,106	3,009,166
Morgan Stanley, 4.88%, Series L, Pfd.	53,053	1,394,233
Stifel Financial Corp., 6.25%, Series A, Pfd.	15,916	410,633
Stifel Financial Corp., 5.20%, Pfd.	23,874	618,575
Stifel Financial Corp., 6.25%, Series B, Pfd.	16,977	458,379
Stifel Financial Corp., 6.13%, Series C, Pfd.	23,874	645,314
		26,006,002
Leisure Products–0.08%
Brunswick Corp., 6.50%, Pfd.	20,003	528,479
Brunswick Corp., 6.63%, Pfd.	13,515	360,445
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Leisure Products–(continued)
Brunswick Corp., 6.38%, Pfd.	24,868	$677,405
		1,566,329
Life & Health Insurance–1.53%
AEGON Funding Co. LLC, 5.10%, Pfd.	98,148	2,556,755
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(f)	43,249	1,107,174
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(f)	32,437	867,690
Athene Holding Ltd., 6.35%, Series A, Pfd.(f)	95,852	2,743,284
Athene Holding Ltd., 5.63%, Series B, Pfd.	34,937	925,481
Athene Holding Ltd., 6.38%, Series C, Pfd.(f)	63,664	1,752,033
Athene Holding Ltd., 4.88%, Series D, Pfd.	60,000	1,500,000
Brighthouse Financial, Inc., 6.25%, Pfd.	34,062	902,643
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	54,337	1,468,186
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	40,000	1,102,000
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	61,000	1,564,650
CNO Financial Group, Inc., 5.13%, Pfd.	16,000	410,400
Globe Life, Inc., 6.13%, Pfd.	32,437	831,685
MetLife, Inc., 5.63%, Series E, Pfd.	100,286	2,766,891
MetLife, Inc., 4.75%, Series F, Pfd.	89,787	2,334,462
Prudential Financial, Inc., 5.63%, Pfd.	61,089	1,675,060
Prudential Financial, Inc., 4.13%, Pfd.(c)	53,750	1,389,706
Prudential PLC, 6.75%, Pfd.	51,916	1,406,924
Prudential PLC, 6.50%, Pfd.	8,800	233,552
Unum Group, 6.25%, Pfd.	34,206	916,721
		28,455,297
Multi-line Insurance–0.38%
American Financial Group, Inc., 5.88%, Pfd.	13,515	368,284
American Financial Group, Inc., 5.13%, Pfd.	21,625	578,901
American Financial Group, Inc., 5.63%, Pfd.	16,218	445,833
American Financial Group, Inc., 4.50%, Pfd.	20,000	542,200
American International Group, Inc., 5.85%, Series A, Pfd.	54,061	1,505,599
Assurant, Inc., 5.25%, Pfd.	27,000	713,880
Hartford Financial Services Group, Inc. (The), 7.88%, Pfd.(f)	85,684	2,352,026
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	17,937	500,083
		7,006,806
Multi-Sector Holdings–0.09%
PartnerRe Ltd., 7.25%, Series H, Pfd.	55,858	1,438,343
PartnerRe Ltd., 5.88%, Series I, Pfd.	7,000	179,060
PartnerRe Ltd., 6.50%, Series G, Pfd.	5,500	142,010
		1,759,413
Shares		Value
Multi-Utilities–0.62%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(f)	31,085	$860,433
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(f)	37,843	1,053,549
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	21,445	545,990
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	20,000	497,000
CMS Energy Corp., 5.63%, Pfd.	12,500	330,625
CMS Energy Corp., 5.88%, Pfd.	17,335	478,966
CMS Energy Corp., 5.88%, Pfd.	92,174	2,512,663
DTE Energy Co., 4.38%, Series G, Pfd.	10,000	254,900
Integrys Holding, Inc., 6.00%, Pfd.(f)	40,250	1,081,517
NiSource, Inc., 6.50%, Series B, Pfd.(f)	54,061	1,527,223
Sempra Energy, 5.75%, Pfd.	86,369	2,357,874
		11,500,740
Office REITs–0.31%
Boston Properties, Inc., 5.25%, Series B, Pfd.	21,625	549,491
Office Properties Income Trust, 5.88%, Pfd.	33,518	851,022
Office Properties Income Trust, 6.38%, Pfd.	17,000	450,330
SL Green Realty Corp., 6.50%, Series I, Pfd.	27,462	698,359
Vornado Realty Trust, 5.40%, Series L, Pfd.	83,552	2,098,826
Vornado Realty Trust, 5.25%, Series M, Pfd.	17,000	441,150
Vornado Realty Trust, 5.25%, Series N, Pfd.	30,000	770,400
		5,859,578
Office Services & Supplies–0.06%
Pitney Bowes, Inc., 6.70%, Pfd.	45,952	1,040,813
Oil & Gas Storage & Transportation–0.40%
DCP Midstream L.P., 7.88%, Series B, Pfd.(f)	17,435	375,899
DCP Midstream L.P., 7.95%, Series C, Pfd.(f)	11,894	255,007
Enbridge, Inc., 6.38%, Series B, Pfd.(f)	64,874	1,743,813
Energy Transfer Operating L.P., 7.38%, Series C, Pfd.(f)	37,128	775,975
Energy Transfer Operating L.P., 7.63%, Series D, Pfd.(f)	41,778	898,645
Energy Transfer Operating L.P., 7.60%, Series E, Pfd.(f)	102,948	2,266,915
NuStar Energy L.P., 9.00%, Series C, Pfd.(f)	18,651	394,842
NuStar Energy L.P., 7.63%, Series B, Pfd.(f)	41,627	714,735
		7,425,831
Other Diversified Financial Services–0.27%
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	42,442	1,062,748
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	86,498	2,255,003
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	32,000	800,320
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Other Diversified Financial Services–(continued)
Voya Financial, Inc., 5.35%, Series B, Pfd.(f)	35,820	$995,796
		5,113,867
Property & Casualty Insurance–1.02%
Allstate Corp. (The), 5.63%, Series G, Pfd.	62,171	1,708,459
Allstate Corp. (The), 5.10%, Pfd.(f)	54,061	1,458,025
Allstate Corp. (The), 5.10%, Series H, Pfd.	122,022	3,264,088
Allstate Corp. (The), 4.75%, Series I, Pfd.	32,437	866,068
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	64,874	1,667,262
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	20,374	541,541
Argo Group International Holdings Ltd., 7.00%, Pfd.(f)	17,000	455,940
Argo Group U.S., Inc., 6.50%, Pfd.	15,543	400,388
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	27,031	707,672
Aspen Insurance Holdings Ltd., 5.95%, Pfd.(f)	29,734	785,870
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	27,031	699,562
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	46,319	1,205,220
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	59,468	1,526,544
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	20,000	495,000
W.R. Berkley Corp., 5.75%, Pfd.	30,771	789,892
W.R. Berkley Corp., 5.70%, Pfd.	22,089	589,334
W.R. Berkley Corp., 5.90%, Pfd.	11,134	282,358
W.R. Berkley Corp., 5.10%, Pfd.	31,832	834,953
W.R. Berkley Corp., 4.25%, Pfd.	25,000	643,250
		18,921,426
Real Estate Operating Companies–0.10%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	19,895	492,004
Brookfield Property Partners L.P., 6.38%, Series A2, Pfd.	27,031	654,961
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	31,085	722,726
		1,869,691
Regional Banks–2.67%
Associated Banc-Corp., 5.88%, Series E, Pfd.	10,812	286,086
Associated Banc-Corp., 5.63%, Series F, Pfd.	10,812	289,221
BancorpSouth Bank, 5.50%, Series A, Pfd.	18,651	488,656
BOK Financial Corp., 5.38%, Pfd.	16,218	412,262
CIT Group, Inc., 5.63%, Series B, Pfd.	21,625	571,549
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(f)	21,249	579,035
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	61,474	1,608,160
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	17,000	431,120
Shares		Value
Regional Banks–(continued)
Dime Community Bancshares, Inc., 5.50%, Series A, Pfd.	14,324	$363,257
F.N.B. Corp., 7.25%, Pfd.(f)	11,988	335,544
Fifth Third Bancorp, 6.63%, Series I, Pfd.(f)	58,774	1,639,207
Fifth Third Bancorp, 6.00%, Series A, Pfd.	12,500	335,375
Fifth Third Bancorp, 4.95%, Series K, Pfd.	26,374	691,526
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	37,302	994,471
First Horizon Corp., 6.20%, Series A, Pfd.	11,940	306,380
First Horizon Corp., 6.50%, Pfd.	17,869	498,188
First Midwest Bancorp, Inc., 7.00%, Series A, Pfd.	11,677	319,483
First Midwest Bancorp, Inc., 7.00%, Series C, Pfd.	13,245	361,721
First Republic Bank, 5.50%, Series G, Pfd.	16,218	411,126
First Republic Bank, 5.13%, Series H, Pfd.	21,625	563,547
First Republic Bank, 5.50%, Series I, Pfd.	32,437	875,799
First Republic Bank, 4.70%, Series J, Pfd.	42,708	1,099,731
First Republic Bank, 4.13%, Series K, Pfd.	54,061	1,355,850
Fulton Financial Corp., 5.13%, Series A, Pfd.	22,000	577,060
Hancock Whitney Corp., 5.95%, Pfd.	16,218	412,099
Hancock Whitney Corp., 6.25%, Pfd.	18,559	504,341
Huntington Bancshares, Inc., 6.25%, Series D, Pfd.	64,874	1,647,151
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	10,932	282,264
KeyCorp, 6.13%, Series E, Pfd.(f)	54,061	1,512,086
KeyCorp, 5.65%, Series F, Pfd.	45,952	1,225,999
KeyCorp, 5.63%, Series G, Pfd.	48,655	1,318,550
People’s United Financial, Inc., 5.63%, Series A, Pfd.(f)	27,031	769,032
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(f)	162,184	4,281,658
Popular Capital Trust I, 6.70%, Pfd.	19,577	502,933
Popular Capital Trust II, 6.13%, Pfd.	14,056	357,304
Regions Financial Corp., 6.38%, Series A, Pfd.	53,053	1,376,195
Regions Financial Corp., 6.38%, Series B, Pfd.(f)	53,053	1,487,076
Regions Financial Corp., 5.70%, Series C, Pfd.(f)	53,053	1,519,968
Signature Bank, 5.00%, Series A, Pfd.	70,000	1,780,800
SVB Financial Group, 5.25%, Series A, Pfd.	41,790	1,118,300
Synovus Financial Corp., 6.30%, Series D, Pfd.(f)	23,880	635,686
Synovus Financial Corp., 5.88%, Series E, Pfd.(f)	41,790	1,119,972
TCF Financial Corp., 5.70%, Series C, Pfd.	20,895	545,777
Texas Capital Bancshares, Inc., 6.50%, Series A, Pfd.	17,910	457,242
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Texas Capital Bancshares, Inc., 6.50%, Pfd.	13,254	$336,254
Truist Financial Corp., 5.63%, Series H, Pfd.	112,569	2,891,898
Truist Financial Corp., 5.20%, Series G, Pfd.	25,800	653,256
Truist Financial Corp., 5.20%, Series F, Pfd.	10,000	253,200
Truist Financial Corp., 5.25%, Series O, Pfd.	63,499	1,743,048
Truist Financial Corp., 4.75%, Series R, Pfd.(c)	100,000	2,619,000
Valley National Bancorp, 5.50%, Series B, Pfd.(f)	11,940	305,664
Valley National Bancorp, 6.25%, Series A, Pfd.(f)	13,731	380,211
Webster Financial Corp., 5.25%, Series F, Pfd.	17,910	464,765
Wintrust Financial Corp., 6.50%, Series D, Pfd.(f)	14,925	412,676
Wintrust Financial Corp., 6.88%, Series E, Pfd.(f)	34,249	967,534
Zions Bancorporation N.A., 6.30%, Series G, Pfd.(f)	16,524	447,470
		49,723,763
Reinsurance–0.29%
Enstar Group Ltd., 7.00%, Series D, Pfd.(f)	46,195	1,294,384
Enstar Group Ltd., 7.00%, Series E, Pfd.	9,125	244,915
Reinsurance Group of America, Inc., 5.75%, Pfd.(f)	56,649	1,613,363
Reinsurance Group of America, Inc., 6.20%, Pfd.(f)	29,999	808,773
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	26,527	733,472
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	29,179	743,773
		5,438,680
Renewable Electricity–0.03%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	21,625	574,792
Residential REITs–0.11%
American Homes 4 Rent, 5.88%, Series F, Pfd.	16,759	429,533
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	116,505
American Homes 4 Rent, 6.50%, Series D, Pfd.	29,058	738,654
American Homes 4 Rent, 6.35%, Series E, Pfd.	24,868	635,875
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	106,680
		2,027,247
Retail REITs–0.23%
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	16,218	416,803
Kimco Realty Corp., 5.13%, Series L, Pfd.	24,328	630,582
Shares		Value
Retail REITs–(continued)
Kimco Realty Corp., 5.25%, Class M, Pfd.	28,598	$744,978
National Retail Properties, Inc., 5.20%, Series F, Pfd.	37,302	962,019
SITE Centers Corp., 6.38%, Series A, Pfd.	20,895	524,464
SITE Centers Corp., 6.25%, Series K, Pfd.	17,910	450,257
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	20,597	546,232
		4,275,335
Specialized Finance–0.04%
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	27,031	730,378
Specialized REITs–0.75%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	21,625	568,521
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	21,760	561,408
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	23,944	654,150
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	37,302	1,005,662
EPR Properties, 5.75%, Series G, Pfd.	16,218	372,041
Public Storage, 5.13%, Series C, Pfd.	46,574	1,182,514
Public Storage, 4.95%, Series D, Pfd.	81,750	2,083,808
Public Storage, 4.90%, Series E, Pfd.	69,949	1,787,896
Public Storage, 5.15%, Series F, Pfd.	9,700	255,110
Public Storage, 5.05%, Series G, Pfd.	21,400	567,528
Public Storage, 5.60%, Series H, Pfd.	21,200	598,052
Public Storage, 4.88%, Series I, Pfd.	33,500	894,450
Public Storage, 4.70%, Series J, Pfd.	10,000	264,300
Public Storage, 4.75%, Series K, Pfd.(c)	18,500	504,865
Public Storage, 4.63%, Series L, Pfd.	59,564	1,561,768
Public Storage, 3.88%, Series N, Pfd.	10,000	252,900
Public Storage, 3.90%, Series O, Pfd.	16,500	421,575
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	12,747	342,384
		13,878,932
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(f)	55,683	1,597,545
Trading Companies & Distributors–0.26%
Air Lease Corp., 6.15%, Series A, Pfd.(f)	27,031	701,455
Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(f)	10,000	226,700
GATX Corp., 5.63%, Pfd.	16,218	416,965
Triton International Ltd., 8.00%, Pfd.	17,164	460,853
Triton International Ltd., 7.38%, Pfd.	20,895	547,658
Triton International Ltd., 6.88%, Pfd.	17,910	469,242
WESCO International, Inc., 10.63%, Series A, Pfd.(f)	64,000	1,989,120
		4,811,993
Wireless Telecommunication Services–0.39%
Telephone & Data Systems, Inc., 7.00%, Pfd.	31,832	808,851
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Wireless Telecommunication Services–(continued)
Telephone & Data Systems, Inc., 5.88%, Pfd.	23,283	$582,773
Telephone & Data Systems, Inc., 6.88%, Pfd.	23,874	609,981
Telephone & Data Systems, Inc., 6.63%, Pfd.	13,880	349,221
United States Cellular Corp., 7.25%, Pfd.	34,206	872,937
United States Cellular Corp., 6.95%, Pfd.	38,994	993,567
United States Cellular Corp., 7.25%, Pfd.	31,355	799,239
United States Cellular Corp., 6.25%, Pfd.	50,000	1,338,500
United States Cellular Corp., 5.50%, Pfd.	40,000	1,006,800
		7,361,869
Total Preferred Stocks (Cost $380,889,006)		391,604,070
Principal Amount
Equity Linked Notes–19.50%
Diversified Banks–16.63%
Bank of Montreal (Canada),
25.83%, 02/01/2021(b)	$8,330,000	8,353,284
12.16%, 02/01/2021(b)	8,730,000	8,598,712
18.67%, 02/19/2021(b)	15,932,000	15,951,111
17.56%, 03/05/2021(b)	8,430,000	8,124,084
Barclays Bank PLC (United Kingdom), 17.44%, 02/23/2021(b)	8,112,000	7,303,988
BNP Paribas Issuance B.V. (France),
29.65%, 02/02/2021(b)	8,294,000	8,528,234
14.39%, 02/02/2021(b)	8,700,000	8,788,109
17.04%, 02/11/2021(b)	8,080,000	7,769,254
17.38%, 02/18/2021(b)	15,621,000	14,921,029
43.76%, 03/05/2021(b)(i)	8,290,000	8,200,265
Canadian Imperial Bank of Commerce (Canada),
14.03%, 02/10/2021(b)	16,259,000	16,631,459
14.99%, 02/24/2021(b)	15,889,000	15,035,372
11.77%, 03/02/2021(b)(i)	15,876,000	15,352,117
Citigroup Global Markets Holdings, Inc., 17.06%, 02/09/2021(b)	16,259,000	15,577,247
Citigroup Global Markets, Inc., 15.32%, 02/26/2021(b)	15,989,000	15,117,229
HSBC Bank USA N.A.,
14.00%, 02/03/2021(b)	16,813,000	17,206,944
13.21%, 02/22/2021(b)	15,918,000	15,319,278
12.81%, 03/08/2021(b)	16,046,000	16,046,000
J.P. Morgan Chase Bank N.A., 15.39%, 02/25/2021(b)	15,925,000	15,524,967
JPMorgan Chase & Co., 12.46%, 02/16/2021(b)	8,105,000	7,867,276
Royal Bank of Canada (Canada),
Conv., 12.17%, 02/05/2021(b)	16,164,000	16,101,951
17.03%, 02/16/2021(b)	8,123,000	7,682,426
49.33%, 02/23/2021(b)(i)	8,201,000	7,662,496
18.03%, 03/03/2021(b)	8,490,000	8,288,884
48.74%, 03/03/2021(b)(i)	8,137,000	8,221,699
	Principal Amount	Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada), 13.15%, 02/08/2021(b)	$16,042,000	$15,301,534
		309,474,949
Diversified Capital Markets–1.63%
Credit Suisse AG (Switzerland),
14.30%, 02/12/2021(b)	15,903,000	15,082,841
15.05%, 03/01/2021(b)	15,876,000	15,300,067
		30,382,908
Investment Banking & Brokerage–1.24%
GS Finance Corp.,
15.85%, 02/11/2021(b)	8,134,000	7,878,139
13.05%, 02/17/2021(b)	15,478,000	15,155,603
		23,033,742
Total Equity Linked Notes (Cost $372,146,000)		362,891,599
U.S. Treasury Securities–7.55%
U.S. Treasury Bills–0.06%
0.07% - 0.11%, 02/04/2021(j)	1,189,000	1,188,990
U.S. Treasury Bonds–7.49%
4.25%, 11/15/2040(k)	95,800,000	139,389,000
Total U.S. Treasury Securities (Cost $126,905,492)		140,577,990
Variable Rate Senior Loan Interests–1.26%(l)(m)
Food Distributors–0.13%
United Natural Foods, Inc., Term Loan B, 0.00% (1 mo. USD LIBOR + 4.25%), 10/22/2025 (3 mo. USD LIBOR + 4.25%)	2,480,000	2,489,002
Health Care Services–0.35%
Global Medical Response, Inc., Term Loan, 0.00% (1 mo. USD LIBOR + 4.75%), 10/02/2025 (1 mo. USD LIBOR + 4.75%)	2,194,000	2,201,405
Radiology Partners, Inc., First Lien Term Loan B, 0.00%, 07/09/2025 (1 mo. USD LIBOR + 4.25%)	2,195,000	2,187,043
Surgery Center Holdings, Inc., Term Loan, 0.00% (1 mo. USD LIBOR + 3.25%), 09/02/2024 (3 mo. USD LIBOR + 3.25%)	2,194,000	2,184,401
		6,572,849
Metal & Glass Containers–0.23%
Flex Acquisition Co., Inc., Incremental Term Loan B, 0.00% (3 mo. USD LIBOR + 3.25%), 06/29/2025 (3 mo. USD LIBOR + 3.00%)	2,120,000	2,111,658
Graham Packaging Co., Inc., Term Loan, 0.00% (1 mo. USD LIBOR + 3.75%), 07/29/2027 (1 mo. USD LIBOR + 3.75%)	2,120,000	2,130,451
		4,242,109
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Oil & Gas Exploration & Production–0.03%
Ascent Resources Utica Holdings LLC, Term Loan, 0.00% (1 mo. USD LIBOR + 9.00%), 11/01/2025 (1 mo. USD LIBOR + 9.00%)		$548,000	$601,603
Pharmaceuticals–0.18%
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.87% (3 mo. USD LIBOR + 2.75%), 11/27/2025 (3 mo. USD LIBOR + 2.75%)		3,297,643	3,297,907
Railroads–0.15%
0.00%(1 mo. USD LIBOR + 3.00%), 07/29/2022		2,729,803	2,706,190
Restaurants–0.13%
IRB Holding Corp., First Lien Term Loan B, 0.00% (1 mo. USD LIBOR + 3.25%), 12/01/2027 (1 mo. USD LIBOR + 3.25%)		2,480,000	2,492,177
Systems Software–0.06%
Boxer Parent Co., Inc., Term Loan, 0.00% (1 mo. USD LIBOR + 4.25%), 10/02/2025 (3 mo. USD LIBOR + 4.25%)		1,097,500	1,098,016
Total Variable Rate Senior Loan Interests (Cost $23,414,143)			23,499,853
Non-U.S. Dollar Denominated Bonds & Notes–0.46%(n)
Building Products–0.12%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	1,858,000	2,315,711
Casinos & Gaming–0.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b)(h)	EUR	211,000	271,349
Diversified Banks–0.17%
Erste Group Bank AG (Austria), 6.50%(b)(f)(g)	EUR	2,400,000	3,231,268
Food Retail–0.13%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	1,738,000	2,397,109
Other Diversified Financial Services–0.01%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	200,000	249,615
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	103,455
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,198,527)			8,568,507
	Principal Amount	Value

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$80,013	$79,153
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(o)	3,558	3,663
Total Asset-Backed Securities (Cost $76,105)		82,816
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs,
IO, 6.57% (1 mo. USD LIBOR + 6.70%), 02/25/2024(p)(q)	981	44
9.67% (1 mo. USD LIBOR + 9.80%), 03/17/2031(p)(q)	38	4
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,322)		48
	Shares
Money Market Funds–16.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(r)(s)	108,285,728	108,285,728
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(r)(s)	82,477,707	82,510,698
Invesco Treasury Portfolio, Institutional Class, 0.01%(r)(s)	123,755,117	123,755,117
Total Money Market Funds (Cost $314,531,909)		314,551,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.55% (Cost $1,904,183,618)		1,946,089,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 0.01%(r)(s)(t)	1,394,654	1,394,654
Invesco Private Prime Fund, 0.11%(r)(s)(t)	2,091,144	2,091,980
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,486,634)		3,486,634
TOTAL INVESTMENTS IN SECURITIES–104.74% (Cost $1,907,670,252)		1,949,576,013
OTHER ASSETS LESS LIABILITIES—(4.74)%		(88,282,236)
NET ASSETS–100.00%		$1,861,293,777
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Investment Abbreviations:
BR	– Bearer Shares
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $825,770,562, which represented 44.37% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2021 was $7,252,011, which represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$91,650,571	$99,185,329	$(82,550,172)	$-	$-	$108,285,728	$5,294
Invesco Liquid Assets Portfolio, Institutional Class	70,629,080	70,846,663	(58,964,409)	2,151	(2,787)	82,510,698	13,968
Invesco Treasury Portfolio, Institutional Class	104,743,510	113,354,661	(94,343,054)	-	-	123,755,117	3,073
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,753,133	14,390,561	(16,749,040)	-	-	1,394,654	229*
Invesco Private Prime Fund	5,629,700	19,569,827	(23,107,747)	-	200	2,091,980	1,661*
Total	$276,405,994	$317,347,041	$(275,714,422)	$2,151	$(2,587)	$318,038,177	$24,225

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	242	March-2021	$25,025,220	$1,840,684	$1,840,684
E-Mini S&P 500 Index	140	March-2021	25,936,400	285,760	285,760
EURO STOXX 50 Index	450	March-2021	18,993,264	(137,383)	(137,383)
FTSE 100 Index	240	March-2021	20,917,261	(393,000)	(393,000)
Hang Seng Index	155	February-2021	28,307,129	(1,248,071)	(1,248,071)
Tokyo Stock Price Index	165	March-2021	28,417,585	474,087	474,087
Subtotal				822,077	822,077
Interest Rate Risk
Long Gilt	62	March-2021	11,389,154	(148,738)	(148,738)
U.S. Treasury 2 Year Notes	10	March-2021	2,209,766	1,152	1,152
U.S. Treasury 10 Year Ultra Notes	115	March-2021	17,690,234	(311,117)	(311,117)
U.S. Treasury Long Bonds	315	March-2021	53,146,406	(1,681,472)	(1,681,472)
U.S. Treasury Ultra Bonds	100	March-2021	20,471,875	(1,057,153)	(1,057,153)
Subtotal				(3,197,328)	(3,197,328)
Subtotal—Long Futures Contracts				(2,375,251)	(2,375,251)
Short Futures Contracts
Interest Rate Risk
Euro Bund	100	March-2021	(21,510,165)	(51,432)	(51,432)
U.S. Treasury 5 Year Notes	57	March-2021	(7,174,875)	2,550	2,550
U.S. Treasury 10 Year Notes	32	March-2021	(4,385,000)	22,632	22,632
U.S. Treasury Long Bonds	128	March-2021	(21,596,000)	749,428	749,428
Subtotal—Short Futures Contracts				723,178	723,178
Total Futures Contracts				$(1,652,073)	$(1,652,073)

(a)	Futures contracts collateralized by $10,960,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Canadian Imperial Bank of Commerce	GBP	515,000	USD	679,862	$(25,816)
02/17/2021	Citibank N.A.	EUR	4,142,000	USD	4,909,219	(118,932)
02/17/2021	Deutsche Bank AG	GBP	700,000	USD	929,463	(29,710)
02/17/2021	Goldman Sachs International	EUR	460,000	USD	545,825	(12,588)
02/17/2021	Goldman Sachs International	GBP	165,000	USD	217,461	(8,630)
02/17/2021	Toronto Dominion Bank	EUR	130,000	USD	154,699	(3,114)
Total Forward Foreign Currency Contracts						$(198,790)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$6,861,366	$697,451,587	$—	$704,312,953
Preferred Stocks	391,604,070	—	—	391,604,070
Equity Linked Notes	—	323,455,022	39,436,577	362,891,599
U.S. Treasury Securities	—	140,577,990	—	140,577,990
Variable Rate Senior Loan Interests	—	23,499,853	—	23,499,853
Non-U.S. Dollar Denominated Bonds & Notes	—	8,568,507	—	8,568,507
Asset-Backed Securities	—	82,816	—	82,816
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	48	—	48
Money Market Funds	314,551,543	3,486,634	—	318,038,177
Total Investments in Securities	713,016,979	1,197,122,457	39,436,577	1,949,576,013
Other Investments - Assets*
Futures Contracts	3,376,293	—	—	3,376,293
Other Investments - Liabilities*
Futures Contracts	(5,028,366)	—	—	(5,028,366)
Forward Foreign Currency Contracts	—	(198,790)	—	(198,790)
	(5,028,366)	(198,790)	—	(5,227,156)
Total Other Investments	(1,652,073)	(198,790)	—	(1,850,863)
Total Investments	$711,364,906	$1,196,923,667	$39,436,577	$1,947,725,150

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2021:
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value January 31, 2021
Equity Linked Notes	$—	$40,504,000	$—	$—	$—	$(1,067,423)	$—	$—	$39,436,577
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Multi-Asset Income Fund